JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.7%
Aerospace & Defense — 1.0%
L3Harris Technologies, Inc.	486	101,715
Lockheed Martin Corp.	278	108,178

		209,893

Automobiles & Parts — 0.6%
Gentex Corp.	1,701	53,411
Genuine Parts Co.	547	72,877

		126,288

Banks — 0.1%
TFS Financial Corp.	1,478	25,688

Beverages — 3.9%
Brown-Forman Corp., Class B	1,414	95,346
Coca-Cola Co. (The)	2,112	128,853
Constellation Brands, Inc., Class A	493	117,211
Keurig Dr Pepper, Inc.	3,125	118,594
Molson Coors Beverage Co., Class B	2,203	104,995
Monster Beverage Corp.*	1,212	105,104
PepsiCo, Inc.	744	129,099

		799,202

Chemicals — 2.9%
Air Products and Chemicals, Inc.	392	110,591
Ashland Global Holdings, Inc.	1,122	107,757
Celanese Corp.	99	15,415
Ecolab, Inc.	483	91,504
FMC Corp.	292	32,228
International Flavors & Fragrances, Inc.	713	94,059
NewMarket Corp.	121	40,907
Scotts Miracle-Gro Co. (The)	662	100,094

		592,555

Consumer Services — 0.5%
Rollins, Inc.	569	17,554
Service Corp. International	1,445	89,185

		106,739

Electricity — 12.0%
Alliant Energy Corp.	2,008	120,199
American Electric Power Co., Inc.	1,457	131,713
Avangrid, Inc.	1,596	74,565
Brookfield Renewable Corp.	797	27,273
CMS Energy Corp.	1,974	127,086
Consolidated Edison, Inc.	1,453	125,612
Dominion Energy, Inc.	1,378	111,149
DTE Energy Co.	896	107,905
Edison International	1,745	109,569
Entergy Corp.	975	108,976
Evergy, Inc.	1,597	103,741
Eversource Energy	1,176	105,240
Exelon Corp.	2,306	133,633
FirstEnergy Corp.	2,585	108,467
Hawaiian Electric Industries, Inc.	1,198	50,915
IDACORP, Inc.	639	70,431
NextEra Energy, Inc.	1,385	108,196
NRG Energy, Inc.	706	28,191
OGE Energy Corp.	2,696	102,232
Pinnacle West Capital Corp.	1,512	105,250
PPL Corp.	3,496	103,761
Public Service Enterprise Group, Inc.	1,890	125,742
Southern Co. (The)	1,683	116,952
Xcel Energy, Inc.	1,841	128,244

		2,435,042

Electronic & Electrical Equipment — 0.5%
Hubbell, Inc.	156	29,217
Waters Corp.*	207	66,265

		95,482

Finance & Credit Services — 0.1%
Morningstar, Inc.	65	18,682

Food Producers — 10.0%
Archer-Daniels-Midland Co.	1,841	138,075
Bunge Ltd.	1,351	133,560
Campbell Soup Co.	2,433	107,344
Conagra Brands, Inc.	3,192	110,954
Corteva, Inc.	2,283	109,767
Flowers Foods, Inc.	2,752	77,414
General Mills, Inc.	1,797	123,418
Hain Celestial Group, Inc. (The)*	1,299	47,452
Hershey Co. (The)	643	126,716
Hormel Foods Corp.(a)	2,807	133,248
Ingredion, Inc.	1,067	101,045
JM Smucker Co. (The)	858	120,618
Kellogg Co.	1,612	101,556
Kraft Heinz Co. (The)	2,979	106,648
Lamb Weston Holdings, Inc.	330	21,189
McCormick & Co., Inc. (Non-Voting)	1,162	116,560
Mondelez International, Inc., Class A	1,821	122,062
Pilgrim’s Pride Corp.*	971	27,159
Post Holdings, Inc.*	857	90,688
Tyson Foods, Inc., Class A	1,277	116,066

		2,031,539

Gas, Water & Multi-utilities — 5.3%
Ameren Corp.	1,219	108,174
American Water Works Co., Inc.	672	108,058
Atmos Energy Corp.	1,079	115,690
CenterPoint Energy, Inc.	774	21,951
Duke Energy Corp.	1,201	126,177
Essential Utilities, Inc.	1,950	95,043
National Fuel Gas Co.	1,409	85,569
NiSource, Inc.	4,057	118,383
Sempra Energy	811	112,048
UGI Corp.	1,569	71,154
WEC Energy Group, Inc.	1,100	106,744

		1,068,991

General Industrials — 1.5%
3M Co.	501	83,176
AptarGroup, Inc.	332	38,944
PPG Industries, Inc.	499	77,944
RPM International, Inc.	972	86,129
Silgan Holdings, Inc.	440	19,703
Sonoco Products Co.	85	4,814

		310,710

Health Care Providers — 2.0%
Cerner Corp.	1,398	127,498
Chemed Corp.	121	56,738
DaVita, Inc.*	388	42,047
Encompass Health Corp.	840	52,114

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
IQVIA Holdings, Inc.*	21	5,143
UnitedHealth Group, Inc.	278	131,374

		414,914

Household Goods & Home Construction — 0.6%
Leggett & Platt, Inc.	609	24,268
NVR, Inc.*	17	90,563

		114,831

Industrial Materials — 0.6%
Avery Dennison Corp.	461	94,698
International Paper Co.	696	33,582
Sylvamo Corp.*	63	1,877

		130,157

Industrial Metals & Mining — 0.9%
Fastenal Co.	1,925	109,109
Reliance Steel & Aluminum Co.	442	67,573

		176,682

Industrial Support Services — 0.9%
Automatic Data Processing, Inc.	478	98,549
Jack Henry & Associates, Inc.	295	49,504
Verisk Analytics, Inc.	134	26,282

		174,335

Industrial Transportation — 1.1%
Expeditors International of Washington, Inc.	817	93,530
United Parcel Service, Inc., Class B	611	123,550

		217,080

Investment Banking & Brokerage Services — 0.8%
Berkshire Hathaway, Inc., Class B*	452	141,485
Broadridge Financial Solutions, Inc.	163	25,953

		167,438

Leisure Goods — 0.9%
Electronic Arts, Inc.	160	21,226
Garmin Ltd.	708	88,089
Hasbro, Inc.	146	13,502
Pool Corp.	144	68,580

		191,397

Medical Equipment & Services — 11.4%
Abbott Laboratories	941	119,940
Agilent Technologies, Inc.	673	93,762
Baxter International, Inc.	1,286	109,876
Becton Dickinson and Co.	414	105,214
Bio-Rad Laboratories, Inc., Class A*	155	92,958
Bio-Techne Corp.	255	95,984
Boston Scientific Corp.*	2,694	115,573
Cooper Cos., Inc. (The)	264	105,151
Danaher Corp.	391	111,744
Edwards Lifesciences Corp.*	1,044	114,005
Henry Schein, Inc.*	1,252	94,276
Hologic, Inc.*	726	50,994
IDEXX Laboratories, Inc.*	190	96,387
Integra LifeSciences Holdings Corp.*	275	17,803
Masimo Corp.*	369	81,132
Medtronic plc	963	99,661
PerkinElmer, Inc.	650	111,910
QIAGEN NV*	1,716	84,925
Quest Diagnostics, Inc.	760	102,615
STERIS plc	547	122,747
Stryker Corp.	377	93,515
Teleflex, Inc.	272	84,372
Thermo Fisher Scientific, Inc.	193	112,191
West Pharmaceutical Services, Inc.	276	108,529

		2,325,264

Mortgage Real Estate Investment Trusts — 0.2%
AGNC Investment Corp.	413	6,149
Annaly Capital Management, Inc.	604	4,772
Starwood Property Trust, Inc.	1,565	38,734

		49,655

Non-life Insurance — 3.9%
Allstate Corp. (The)	942	113,671
American Financial Group, Inc.	92	11,986
Aon plc, Class A	143	39,531
Arch Capital Group Ltd.*	1,026	47,524
Arthur J Gallagher & Co.	599	94,606
Brown & Brown, Inc.	1,842	122,088
Markel Corp.*	43	53,008
Marsh & McLennan Cos., Inc.	721	110,775
RenaissanceRe Holdings Ltd. (Bermuda)	596	93,673
White Mountains Insurance Group Ltd.	51	53,089
WR Berkley Corp.	524	44,278

		784,229

Non-Renewable Energy — 5.1%
Baker Hughes Co.	4,104	112,614
Cheniere Energy, Inc.	1,162	130,028
Chevron Corp.	1,078	141,574
Coterra Energy, Inc.	5,806	127,151
DT Midstream, Inc.	201	10,392
Exxon Mobil Corp.	1,980	150,401
Kinder Morgan, Inc.	6,365	110,496
Phillips 66	1,493	126,591
Williams Cos., Inc. (The)	4,160	124,550

		1,033,797

Personal Care, Drug & Grocery Stores — 6.6%
Albertsons Cos., Inc., Class A	1,789	50,360
AmerisourceBergen Corp.	858	116,860
Casey’s General Stores, Inc.	263	49,394
Church & Dwight Co., Inc.	1,198	122,975
Clorox Co. (The)	596	100,045
Colgate-Palmolive Co.	1,579	130,188
CVS Health Corp.	1,335	142,191
Grocery Outlet Holding Corp.*	1,366	34,669
Kimberly-Clark Corp.	886	121,958
Kroger Co. (The)	2,488	108,452
McKesson Corp.	516	132,467
Procter & Gamble Co. (The)	828	132,853
Walgreens Boots Alliance, Inc.	2,157	107,332

		1,349,744

Personal Goods — 0.1%
Columbia Sportswear Co.	149	13,838
VF Corp.	215	14,020

		27,858

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.9%
AbbVie, Inc.	1,030	140,997
Amgen, Inc.	500	113,570
Bristol-Myers Squibb Co.	1,801	116,867
Eli Lilly & Co.	498	122,204
Gilead Sciences, Inc.	1,488	102,196
Johnson & Johnson	771	132,835
Merck & Co., Inc.	1,473	120,020

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Pfizer, Inc.	2,275	119,870
Regeneron Pharmaceuticals, Inc.*	183	111,372
United Therapeutics Corp.*	79	15,948
Zoetis, Inc.	543	108,486

		1,204,365

Precious Metals & Mining — 0.5%
Newmont Corp.	1,838	112,430

Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities, Inc.	389	75,793
American Homes 4 Rent, Class A	677	26,491
American Tower Corp.	419	105,379
Crown Castle International Corp.	620	113,156
CubeSmart	525	26,638
Digital Realty Trust, Inc.	666	99,387
Equinix, Inc.	139	100,761
Extra Space Storage, Inc.	336	66,592
First Industrial Realty Trust, Inc.	401	24,373
Healthcare Trust of America, Inc., Class A	664	21,613
Life Storage, Inc.	241	32,523
Mid-America Apartment Communities, Inc.	128	26,455
Public Storage	363	130,146
SBA Communications Corp.	340	110,650

		959,957

Renewable Energy — 0.5%
First Solar, Inc.*	1,222	95,780

Retailers — 1.2%
Costco Wholesale Corp.	232	117,190
Walmart, Inc.	889	124,291

		241,481

Software & Computer Services — 4.7%
Amdocs Ltd.	1,344	101,996
ANSYS, Inc.*	312	106,083
Black Knight, Inc.*	995	74,227
CDK Global, Inc.	1,237	53,154
Citrix Systems, Inc.	554	56,475
Cognizant Technology Solutions Corp., Class A	216	18,451
International Business Machines Corp.	447	59,706
Intuit, Inc.	188	104,383
Kyndryl Holdings, Inc.*	87	1,469
Microsoft Corp.	463	143,984
Synopsys, Inc.*	350	108,675
Tyler Technologies, Inc.*	189	89,548
VeriSign, Inc.*	136	29,536

		947,687

Technology Hardware & Equipment — 0.4%
Texas Instruments, Inc.	429	77,001

Telecommunications Equipment — 1.7%
Cisco Systems, Inc.	1,976	110,004
Juniper Networks, Inc.	3,576	124,516
Motorola Solutions, Inc.	486	112,723

		347,243

Telecommunications Service Providers — 3.4%
AT&T, Inc.	4,343	110,746
Cable One, Inc.	24	37,074
Charter Communications, Inc., Class A*	150	89,001
Comcast Corp., Class A	1,983	99,130
Liberty Broadband Corp., Class C*	626	92,905
Lumen Technologies, Inc.	2,852	35,251
T-Mobile US, Inc.*	893	96,596
Verizon Communications, Inc.	2,288	121,790

		682,493

Tobacco — 1.2%
Altria Group, Inc.	2,297	116,871
Philip Morris International, Inc.	1,149	118,175

		235,046

Travel & Leisure — 0.9%
Choice Hotels International, Inc.	355	50,907
McDonald’s Corp.	490	127,130
Yum! Brands, Inc.	88	11,015

		189,052

Waste & Disposal Services — 1.1%
Republic Services, Inc.	888	113,362
Waste Management, Inc.	740	111,326

		224,688

TOTAL COMMON STOCKS (Cost $17,985,105)		20,295,415

SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $29,549)	29,549	29,549

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(b)(c)	24,948	24,941
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	86,583	86,583

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $111,538)		111,524

TOTAL SHORT-TERM INVESTMENTS (Cost $141,087)		141,073

Total Investments — 100.4% (Cost $18,126,192)		20,436,488
Liabilities in Excess of Other Assets — (0.4%)		(90,771)

Net Assets — 100.0%		20,345,717

Percentages indicated are based on net assets.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $109,893.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	1	03/2022	USD	22,511	(1,402)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$20,436,488	$—	$—	$20,436,488

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(1,402)	$—	$—	$(1,402)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$24,948	$—	$—	$—	$(7)	$24,941	24,948	$6	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	24,381	266,199	261,031	—	—	29,549	29,549	3	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	26,822	293,076	233,315	—	—	86,583	86,583	6	—

Total	$76,151	$559,275	$494,346	$—	$(7)	$141,073		$15	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.